10-Q Accounts receivable, net - Allowance for credit losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	$ (2,617)	$ (2,722)	$ (6,717)	$ (4,042)
Provision	(96)	(977)	(414)	(7,541)
Charge-offs and recoveries	359	1,135	4,392	4,866
Effect of exchange rate differences	8	(53)	17
Allowance for credit losses, ending balance	$ (2,346)	$ (2,617)	$ (2,722)	$ (6,717)